INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Table [Table]
PROFIT FOR THE PERIOD	$ 275,299	$ 79,150
Other comprehensive profit (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain on translation of foreign operations	7,312	1,143
Unrealized gain on translation of foreign operations from discontinued operations		426
Gain on translation of foreign operations disposed and reclassified to Consolidated statements of Income		833
Other comprehensive income, net of tax, exchange differences on translation	7,312	2,402
TOTAL COMPREHENSIVE INCOME FOR THE PERIOD, NET OF TAX	282,611	81,552
Total comprehensive income attributable to:
Shareholders of Just Energy	282,674	81,549
Non-controlling interest	(63)	3
TOTAL COMPREHENSIVE INCOME FOR THE PERIOD, NET OF TAX	$ 282,611	$ 81,552